Current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Current liabilities
Schedule of trade payables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Research and development suppliers	4,953	5,408
General and administrative suppliers	2,913	2,577
Total trade payables	7,866	7,985

Schedule of tax and social liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Personnel expenses	315	521
Social security expenses	466	790
Other taxes	482	136
Total tax and social liabilities	1,263	1,446

Schedule of other creditors and miscellaneous liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2018	2019
Attendance fees	230	242
Other	2	26
Total other creditors and miscellaneous liabilities	232	268